REINSURANCE	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
REINSURANCE	REINSURANCE
The Company reinsures its business through a diversified group of reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances is evaluated by monitoring ratings and the financial strength of its reinsurers. The effect of reinsurance on the applicable line items on our statements of operations are as follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Premiums earned:
Gross amounts, including reinsurance assumed	$1,386	$2,089	$2,876	$4,150
Reinsurance ceded	(357)	(573)	(725)	(1,103)
Net amount	$1,029	$1,516	$2,151	$3,047
Other policy revenue:
Gross amounts, including reinsurance assumed	$281	$203	$538	$315
Reinsurance ceded	(81)	(3)	(159)	(3)
Net amount	$200	$200	$379	$312
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(1,468)	$(2,013)	$(2,877)	$(3,742)
Reinsurance ceded	389	498	691	813
Net amount	$(1,079)	$(1,515)	$(2,186)	$(2,929)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(556)	$(521)	$(1,118)	$(810)
Reinsurance ceded	59	99	97	203
Net amount	$(497)	$(422)	$(1,021)	$(607)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$25	$(161)	$(367)	$(192)
Reinsurance ceded	21	(7)	52	(7)
Net amount	$46	$(168)	$(315)	$(199)
Following the effective settlement of a reinsurance arrangement between NER SPC and AEL in the second quarter of 2024 (see Note 16 for details), our reinsurance assumed exposure is principally limited to the amounts of reinsurance funds withheld asset and associated deposit liability based on deposit accounting as presented in the statements of financial position, as well as certain future policy benefits liability.
Furthermore, certain of our subsidiaries have intercompany reinsurance agreements with its wholly owned reinsurance companies, some of which are captive reinsurance companies. All intercompany balances arising from such intercompany reinsurance agreements are eliminated in full on consolidation.